Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Activities:
Net (loss) attributable to Canna Powder, Inc.	$ (279,577)	$ (8,980)	$ (85,970)	$ (2,644)
Non -controlling interest in loss of consolidated subsidiary	(15,187)
Changes in net assets and liabilities:
Increase (decrease) in accounts payable and accrued expenses			(1,344)	1,844
Decrease (increase) in prepaid expenses	(20,974)		(4,196)
Decrease (increase) in gain on settlement of notes payable		(50)	(50)
(Decrease) increase in accounts payable		(2,748)
Net Cash used in operating activities	(315,738)	(11,778)	(91,560)	(800)
Investing Activities:
Purchase of property and equipment
Net Cash provided by (used in) investing activities
Financing Activities:
Debt and principal payments on debt	(2,687)		(17,253)
Issuance of non -convertible notes		11,778
Proceeds from sale of common stock (net of issuance expenses)	813,900		413,000
Borrowings on debt			19,190	800
Net Cash provided by financing activities	811,213	11,778	414,937	800
FX Adjustment	(7,147)		3,353
Net increase (decrease) in cash	488,328		326,730
Cash and cash equivalents - beginning of period	326,730
Cash and cash equivalents - end of period	$ 815,058		$ 326,730